INCOME TAXES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes
PRC EIT statutory rate	25.00%	25.00%	25.00%	25.00%
Expected income tax expense at PRC EIT statutory rate of 25%	$ 656		$ 1,819	$ 2,821
Effect of preferential tax rate and tax holiday	745		(760)	(2,608)
Effect on tax rates in different tax jurisdiction	(228)		121	(122)
Tax effect of income that is not taxable			(1,173)
Tax effect of expenses that are not deductible in determining taxable profit	226		809	161
Changes in valuation allowance	(523)		1,668	738
Total income taxes	876		2,484	990
Tax holidays
Increase (Decrease) in income tax expense	(745)		760	2,608
(Reduction) Increase in net income per share-basic (in dollars per share)	$ 0.01		$ (0.01)	$ (0.03)
(Reduction) Increase in net income per share-diluted (in dollars per share)	$ 0.01		$ (0.01)	$ (0.03)
Period under statute of limitations, underpayment of taxes	3 years	3 years
Extended period under statute of limitations	5 years	5 years
Underpayment of tax liability	$ 16	100
Period under statute of limitations in case of transfer pricing related issue	10 years	10 years